FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04985

Templeton Emerging Markets Fund

(Exact name of registrant as specified in charter)

500 East Broward Blvd., Suite 2100, Fort Lauderdale, FL 33394-3091

(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code: (954) 527-7500

Date of fiscal year end:   8/31

Date of reporting period: _05/31/10_

Item 1. Schedule of Investments.

Templeton Emerging Markets Fund
Statement of Investments, May 31, 2010 (unaudited)

	Industry	Shares	Value

Common Stocks 83.1%
Austria 0.9%
OMV AG	Oil, Gas & Consumable Fuels	89,020	$2,841,329

Brazil 3.7%
Itau Unibanco Holding SA, ADR	Commercial Banks	666,033	12,261,667

China 14.8%
[a]Aluminum Corp. of China Ltd., H	Metals & Mining	9,792,000	8,350,313
[a]Brilliance China Automotive Holdings Ltd.	Automobiles	32,040,000	10,451,762
China Petroleum and Chemical Corp., H	Oil, Gas & Consumable Fuels	7,136,000	5,672,948
Chiwan Wharf Holdings Ltd., B	Transportation Infrastructure	2,126,967	2,933,785
Denway Motors Ltd.	Automobiles	22,188,730	9,403,936
PetroChina Co. Ltd., H	Oil, Gas & Consumable Fuels	9,248,000	10,131,183
Win Hanverky Holdings Ltd.	Textiles, Apparel & Luxury Goods	11,152,000	1,675,722

			48,619,649

Hong Kong 5.9%
Dairy Farm International Holdings Ltd.	Food & Staples Retailing	1,658,100	10,479,192
Victory City International Holdings Ltd.	Textiles, Apparel & Luxury Goods	28,152,000	5,097,904
VTech Holdings Ltd.	Communications Equipment	392,500	3,881,447

			19,458,543

Hungary 1.2%
[a]MOL Hungarian Oil and Gas Nyrt.	Oil, Gas & Consumable Fuels	45,775	3,756,664

India 14.2%
National Aluminium Co. Ltd.	Metals & Mining	665,030	5,975,445
Oil & Natural Gas Corp. Ltd.	Oil, Gas & Consumable Fuels	270,795	6,817,037
Peninsula Land Ltd.	Real Estate Management & Development	1,129,465	1,640,666
Sesa Goa Ltd.	Metals & Mining	2,716,280	22,388,146
Tata Consultancy Services Ltd.	IT Services	617,600	9,883,731

			46,705,025

Indonesia 5.9%
PT Bank Central Asia Tbk	Commercial Banks	15,134,500	9,154,929
PT Astra International Tbk	Automobiles	2,195,000	10,323,079

			19,478,008

Mexico 2.1%
Wal-Mart de Mexico SAB de CV, V	Food & Staples Retailing	3,022,000	6,743,840

Pakistan 1.7%
[a]Faysal Bank Ltd.	Commercial Banks	10,190,739	1,728,359
MCB Bank Ltd.	Commercial Banks	1,913,009	3,962,982

			5,691,341

Poland 0.3%
[a]Polnord SA	Construction & Engineering	92,806	1,068,879

Russia 7.7%
Gazprom, ADR	Oil, Gas & Consumable Fuels	241,722	4,967,387
[b]LUKOIL Holdings, ADR	Oil, Gas & Consumable Fuels	101,006	4,833,137
[b]LUKOIL Holdings, ADR (London Exchange)	Oil, Gas & Consumable Fuels	36,510	1,766,354
Mining and Metallurgical Co. Norilsk Nickel	Metals & Mining	44,679	7,258,452
Mobile TeleSystems, ADR	Wireless Telecommunication Services	193,250	3,716,198
[a]OAO TMK	Energy Equipment & Services	660,934	2,789,343

			25,330,871

South Africa 0.2%
Impala Platinum Holdings Ltd.	Metals & Mining	18,800	468,355

South Korea 4.9%
Avista Inc.	Textiles, Apparel & Luxury Goods	347,028	1,221,111
Quarterly Statement of Investments   See Notes to Statements of Investments.

Templeton Emerging Markets Fund
Statement of Investments, May 31, 2010 (unaudited) (continued)

	Industry	Shares	Value

Hyundai Development Co.	Construction & Engineering	165,470	$3,372,374
Neopharm Co. Ltd.	Personal Products	302,793	1,538,996
SK Energy Co. Ltd.	Oil, Gas & Consumable Fuels	109,364	9,870,849

			16,003,330

Taiwan 0.0%[c]
MediaTek Inc.	Semiconductors & Semiconductor Equipment	908	14,845

Thailand 9.1%
Amata Corp. Public Co. Ltd., fgn.	Real Estate Management & Development	7,206,800	1,529,118
Hemaraj Land and Development Public Co. Ltd., fgn.	Real Estate Management & Development	29,653,100	848,013
Kasikornbank Public Co. Ltd., fgn.	Commercial Banks	2,251,200	6,230,258
Kiatnakin Bank Public Co. Ltd., fgn.	Consumer Finance	8,084,600	6,463,702
Land and Houses Public Co. Ltd., fgn.	Real Estate Management & Development	8,514,132	1,298,588
PTT Exploration and Production Public Co. Ltd., fgn.	Oil, Gas & Consumable Fuels	1,226,600	5,469,158
PTT Public Co. Ltd., fgn.	Oil, Gas & Consumable Fuels	578,000	4,372,325
Siam Cement Public Co. Ltd., fgn.	Construction Materials	415,120	3,497,629

			29,708,791

Turkey 8.3%
Akbank TAS	Commercial Banks	3,936,307	19,505,238
Tupras-Turkiye Petrol Rafinerileri AS	Oil, Gas & Consumable Fuels	427,186	7,802,298

			27,307,536

United Kingdom 2.2%
[a]Anglo American PLC	Metals & Mining	189,200	7,161,726

Total Common Stocks (Cost $187,522,132)			272,620,399

Preferred Stocks 16.5%
Brazil 16.5%
Banco Bradesco SA, ADR, pfd.	Commercial Banks	686,644	11,219,763
Petroleo Brasileiro SA, ADR, pfd.	Oil, Gas & Consumable Fuels	670,320	20,759,810
Vale SA, ADR, pfd., A	Metals & Mining	966,300	22,273,215

Total Preferred Stocks (Cost $18,224,142)			54,252,788

Total Investments before Short Term Investments (Cost $205,746,274)			326,873,187

Short Term Investments (Cost $1,652,275) 0.5%
Money Market Funds 0.5%
United States 0.5%
[d]Institutional Fiduciary Trust Money Market Portfolio, 0.00%		1,652,275	1,652,275

Total Investments (Cost $207,398,549) 100.1%			328,525,462
Other Assets, less Liabilities (0.1)%			(371,072)

Net Assets 100.0%			$328,154,390

[a]	Non-income producing.

[b]	See Note 4 regarding other considerations.

[c]	Rounds to less than 0.1% of net assets.

[d]	The Institutional Fiduciary Trust Money Market Portfolio is managed by an affiliate of the Fund’s investment manager. The rate shown is the annualized seven-day yield at period end.

Templeton Emerging Markets Fund
Statement of Investments, May 31, 2010 (unaudited) (continued)
ABBREVIATIONS
Selected Portfolio
ADR  American Depository Receipt

Templeton Emerging Markets Fund
Notes to Statement of Investments (unaudited)
1. ORGANIZATION
Templeton Emerging Markets Fund (Fund) is registered under the Investment Company Act of 1940, as amended, as a closed-end investment company.
2. FINANCIAL INSTRUMENT VALUATION
The Fund values its investments in securities and other assets and liabilities carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date.
Under procedures approved by the Fund’s Board of Trustees, the Fund may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Equity and other securities listed on a securities exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded, or the NYSE, whichever is earlier. Over-the-counter securities and listed securities for which there is no reported sale are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities may be valued utilizing a market-based approached in which the fundamental characteristics or relationships to similar securities are used to determine the fair value of the security held.
Additionally, for certain equity securities, the Fund’s pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services utilize a market-based approach through which quotes from market makers are used to determine fair value. In other instances, the pricing services utilize proprietary valuation models to develop an income-based valuation which may consider characteristics such as credit risk, yield spreads, benchmark quotes and other unique security features in order to estimate the relevant cash flows which are then used to calculate the fair value.
The Fund has procedures to determine the fair value of investments for which market prices are not readily available or which may not be reliably priced. Under these procedures, the Fund primarily employs a market-based approach, which may use prices of recent transactions, various market multiples, book values, and other relevant information for the investment, related assets or liabilities or other comparable assets or liabilities to determine the fair value of the investment. In developing this fair value, the Fund may also give consideration to an income-based approach valuation, which considers anticipated future cash flows of the investment and converts those amounts into a net present value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had a ready market existed.
Trading in securities on foreign exchanges and over-the-counter markets may be completed before the daily close of business on the NYSE. Occasionally, events occur between the time at which trading in a foreign security is completed and the close of the NYSE that might call into question the availability (including the reliability) of the value of a foreign security held by the Fund. As a result, variances may arise between the value of the Fund’s portfolio securities as determined at the foreign market close and the latest indications of value at the close of the NYSE. In order to minimize the potential for these discrepancies, the investment manager monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depository Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Fund. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services.
Investments in open-end mutual funds are valued at the closing net asset value.
3. INCOME TAXES
At May 31, 2010, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments	$208,599,861

Unrealized appreciation	$143,136,489
Unrealized depreciation	(23,210,888)

Net unrealized appreciation (depreciation)	$119,925,601

4. OTHER CONSIDERATIONS
Officers, directors or employees of the Fund’s Investment Manager, may serve from time to time as members of boards of directors of companies in which the Fund invests. Such participation may result in the possession by the Investment Manager of material non-public information which, pursuant to the Fund’s policies and the requirements of applicable securities laws, could prevent the Fund from trading in the securities of such companies for limited or extended periods of time.
5. FAIR VALUE MEASUREMENTS
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s investments and are summarized in the following fair value hierarchy:
•	Level 1 — quoted prices in active markets for identical securities

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speed, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
At May 31, 2010, all of the Fund’s investments in securities carried at fair value were in Level 1 inputs. For detailed country descriptions categories, see the accompanying Statement of Investments.

6. NEW ACCOUNTING PRONOUNCEMENTS
In January 2010, the Financial Accounting Standards Board issued an Accounting Standards Update (ASU) which enhances and clarifies existing fair value measurement disclosure requirements and is effective for interim and annual periods beginning after December 15, 2009. The Fund believes the adoption of this ASU will not have a material impact on its financial statements.
7. SUBSEQUENT EVENTS
The Fund has evaluated subsequent events through the issuance of the statement of investments and determined that no events have occurred that require disclosure.
For information on the Fund’s policy regarding other significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.

Item 2. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures.  The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission.  Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures.  Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls.  There have been no significant changes in the Registrant’s internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Mark H. Otani, Chief Financial Officer and Chief Accounting Officer.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Templeton Emerging Markets Fund

By /s/LAURA F. FERGERSON

      Laura F. Fergerson

      Chief Executive Officer –

 Finance and Administration

Date  July 27, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Laura F. Fergerson

      Laura F. Fergerson

      Chief Executive Officer –

 Finance and Administration

Date  July 27, 2010

By /s/MARK H. OTANI

      Mark H. Otani

Chief Financial Officer and

 Chief Accounting Officer

Date  July 27, 2010